Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2013
Registrant Name	DREYFUS LAUREL FUNDS TRUST
Central Index Key	0000053808
Amendment Flag	false
Document Creation Date	May 01, 2014
Document Effective Date	May 01, 2014
Prospectus Date	May 01, 2014
Dreyfus Global Equity Income Fund | Class A
Risk/Return:
Trading Symbol	DEQAX
Dreyfus Global Equity Income Fund | Class C
Risk/Return:
Trading Symbol	DEQCX
Dreyfus Global Equity Income Fund | Class I
Risk/Return:
Trading Symbol	DQEIX
Dreyfus Global Equity Income Fund | Class Y
Risk/Return:
Trading Symbol	DEQYX